Investments - Schedule of AFS Securities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Fixed maturity securities
Cost or Amortized Cost	$ 51,110	$ 48,227
Gross Unrealized Gains	1,552	839
Gross Unrealized Losses	(629)	(1,250)
Fair Value	52,033	47,816
OTTI in AOCI	17	15
Equity securities
Cost or Amortized Cost	319	367
Gross Unrealized Gains	35	40
Gross Unrealized Losses	(1)	0
Fair Value	353	407
Total AFS securities
Cost or Amortized Cost	51,429	48,594
Gross Unrealized Gains	1,587	879
Gross Unrealized Losses	(630)	(1,250)
Fair Value	52,386	48,223
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | U.S. government and agencies
Fixed maturity securities
Cost or Amortized Cost	59	44
Gross Unrealized Gains	1	1
Gross Unrealized Losses	0	0
Fair Value	60	45
OTTI in AOCI	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | U.S. state, municipal and political subdivisions
Fixed maturity securities
Cost or Amortized Cost	1,024	1,075
Gross Unrealized Gains	117	100
Gross Unrealized Losses	(1)	(10)
Fair Value	1,140	1,165
OTTI in AOCI	0	7
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Foreign governments
Fixed maturity securities
Cost or Amortized Cost	2,098	2,467
Gross Unrealized Gains	143	17
Gross Unrealized Losses	(6)	(20)
Fair Value	2,235	2,464
OTTI in AOCI	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Corporate
Fixed maturity securities
Cost or Amortized Cost	29,433	26,979
Gross Unrealized Gains	901	523
Gross Unrealized Losses	(314)	(566)
Fair Value	30,020	26,936
OTTI in AOCI	2	2
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | CLO
Fixed maturity securities
Cost or Amortized Cost	4,950	4,943
Gross Unrealized Gains	14	4
Gross Unrealized Losses	(142)	(392)
Fair Value	4,822	4,555
OTTI in AOCI	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | ABS
Fixed maturity securities
Cost or Amortized Cost	2,980	2,944
Gross Unrealized Gains	25	33
Gross Unrealized Losses	(69)	(59)
Fair Value	2,936	2,918
OTTI in AOCI	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | CMBS
Fixed maturity securities
Cost or Amortized Cost	1,835	1,725
Gross Unrealized Gains	38	33
Gross Unrealized Losses	(26)	(20)
Fair Value	1,847	1,738
OTTI in AOCI	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | RMBS
Fixed maturity securities
Cost or Amortized Cost	8,731	8,050
Gross Unrealized Gains	313	128
Gross Unrealized Losses	(71)	(183)
Fair Value	8,973	7,995
OTTI in AOCI	15	6
Consolidated Entity Excluding Variable Interest Entities (VIE)
Fixed maturity securities
Cost or Amortized Cost	51,451
Fair Value	52,368
OTTI in AOCI	17	15
Total AFS securities
Cost or Amortized Cost	51,790	48,926
Gross Unrealized Gains	1,588	879
Gross Unrealized Losses	(637)	(1,274)
Fair Value	52,741	48,531
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
Fixed maturity securities
Cost or Amortized Cost	341	332
Gross Unrealized Gains	1
Gross Unrealized Losses	(7)
Fair Value	335	308
OTTI in AOCI	0	0
Equity securities
Cost or Amortized Cost	20	0
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	20	0
Total AFS securities
Cost or Amortized Cost	361	332
Gross Unrealized Gains	1	0
Gross Unrealized Losses	(7)	(24)
Fair Value	355	308
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | CLO
Fixed maturity securities
Cost or Amortized Cost	284	271
Gross Unrealized Gains	1	0
Gross Unrealized Losses	(6)	(23)
Fair Value	279	248
OTTI in AOCI	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | ABS
Fixed maturity securities
Cost or Amortized Cost	57	61
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(1)	(1)
Fair Value	56	60
OTTI in AOCI	$ 0	$ 0